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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-70752

SUPPLEMENT DATED MAY 12, 2003 TO THE PROSPECTUS DATED MARCH 1, 2003

    o    AXA PREMIER FUNDS TRUST

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This Supplement updates the above-referenced Prospectus of AXA Premier Funds
Trust ("Trust"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about a new investment sub-adviser ("Adviser") for the AXA Premier Small/Mid Cap Growth Fund ("SMID Growth Fund") and the AXA Premier International Equity Fund ("International Fund"), respectively.

              NEW ADVISER FOR AXA PREMIER SMALL/MID CAP GROWTH FUND

Effective as of the close of business on May 30, 2003, Equitable, as the Investment Manager of the Trust and with the approval of the Trust's Board of Trustees, will replace RS Investment Management, LP as an Adviser to an allocated portion of the SMID Growth Fund with Franklin Advisers, Inc. ("Franklin"). The other current Advisers of the SMID Growth Fund, Alliance Capital Management L.P. (which has served as an Adviser to an allocated portion of the SMID Growth Fund since its inception) and Provident Investment Counsel, Inc. (which has served as an Adviser to an allocated portion of the SMID Growth Fund since August 15, 2002), will continue to manage their respective portions of the SMID Growth Fund. Equitable, in its capacity as the Investment Manager of the Trust, will continue to allocate the assets of the SMID Growth Fund among the Advisers.

As one of the Advisers to the SMID Growth Portfolio, Franklin anticipates that the allocated portion of the SMID Growth Portfolio advised by Franklin ("Franklin Allocated Portion") generally will invest at least 80% of its net assets in equity securities of small-capitalization companies. Franklin defines small capitalization companies to be companies with market capitalizations not exceeding (i) $1.5 billion or (ii) the highest market capitalization in the Russell 2000 Index, whichever is greater, at the time of purchase. Franklin anticipates that the average number of holdings will be 100-125 in the Franklin Allocated Portion. In seeking investment opportunities, Franklin utilizes a team of analysts and portfolio managers to provide in-depth industry expertise to provide both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and/or share price. In selecting individual equity securities for the Franklin Allocated Portion, Franklin may also consider sectors that have growth potential and fast growing, innovative companies within these sectors. Consequently, the Franklin Allocated Portion, may from time to time, have significant positions in particular sectors such as electronic technology and technology services. The principal risks of investing in the SMID Growth Fund are listed in the Trust Prospectus under the heading "Principal Investment Risks." These risks are discussed in more detail under the heading "More About Investment Strategies & Risks" in the Trust Prospectus.

The day-to-day management of the Franklin Allocated Portion will be made by a team of investment professionals led by Edward B. Jamieson, Executive Vice President of Franklin. Mr. Jamieson joined Franklin Templeton Investments (predecessor to Franklin) in 1987.

Franklin is located at One Franklin Parkway, San Mateo, California 94403 and is a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Resources, Inc. is a publicly-traded, global investment management organization, listed on the New York Stock Exchange. Together with its affiliates, Franklin manages approximately $270 billion in assets.

              NEW ADVISER FOR AXA PREMIER INTERNATIONAL EQUITY FUND

Effective as of the close of business on May 30, 2003, Equitable, as the Investment Manager of the Trust and with the approval of the Trust's Board of Trustees, will replace OppenheimerFunds, Inc. as an Adviser to an allocated portion of the International Fund with Marsico Capital Management LLC ("Marsico"). The other current Advisers of the International Fund, Alliance Capital Management, LP (through its Bernstein Investment Research and

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Management unit) and Bank of Ireland Asset Management (U.S.) Limited, each of which has served as an Adviser to an allocated portion of the International Fund since its inception, will continue to manage such portion of the International Fund. Equitable, in its capacity as the Investment Manager of the Trust, will continue to allocate the assets of the International Fund among the Advisers.

As one of the Advisers to the International Portfolio, Marsico anticipates that the allocated portion of the International Portfolio advised by Marsico ("Marsico Allocated Portion") generally will be invested in a concentrated portfolio of 35-50 equity securities of medium to large capitalization foreign companies. In seeking to provide long-term growth of capital, Marsico employs an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, business inventories, capital spending activities, productivity gains, central bank policy, tax law changes and currency trends. In addition, Marsico examines such factors as the most attractive investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico identifies sectors, industries and companies that it believes should benefit from the overall trends Marsico has observed.

Marsico then seeks individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment for the Marsico Allocated Portion, Marsico focuses on a number of attributes, including the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; apparent commitment to shareholder interests; and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection. The principal risks of investing in the International Portfolio are listed in the Trust Prospectus under the heading "Principal Investment Risks." These risks are discussed in more detail under the heading "More About Investment Strategies & Risks" in the Trust Prospectus.

The day-to-day investments for the Marsico Allocated Portion will be made by James G. Gendelman. Mr. Gendelman joined Marsico in May 2000 as a portfolio manager, and prior to that time, served as a Vice President of International Sales for Goldman Sachs & Co. from 1987 to 2000, and as a certified public accountant for Ernst & Young from 1983 to 1985.

Marsico is located at 1200 17th Street, Suite 1300, Denver, Colorado 80202 and is an indirect wholly-owned subsidiary of Bank of America Corporation. Marsico was organized in September 1997 and provides investment management services to other mutual funds and private accounts and, as of December 31, 2002, had approximately $15 billion in assets under management.

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SUPPLEMENT DATED MAY 12, 2003 TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2003

    o    AXA PREMIER FUNDS TRUST

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This Supplement updates the above-referenced Statement of Additional Information
("SAI") of AXA Premier Funds Trust ("Trust"). You may obtain an additional copy of the SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

The purpose of this Supplement is to provide you with information about a new investment sub-adviser ("Adviser") for the AXA Premier Small/Mid Cap Growth Fund ("SMID Growth Fund") and the AXA Premier International Equity Fund ("International Fund"), respectively.

Effective as of the close of business on May 30, 2003, all references to "OppenheimerFunds, Inc." and RS Investment Management, LP in the section entitled "Investment Management and Other Services-The Sub-Advisers" are hereby deleted in their entirety and the following information is added to the section entitled "Investment Management and Other Services-The Sub-Advisers":

    Franklin Advisers, Inc. ("Franklin") serves as a Sub-adviser to the Small/Mid Cap Growth Fund. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc., which is a publicly-traded, global investment management organization listed on the New York Stock Exchange. Together with its affiliates, Franklin manages approximately $270 billion in assets. The principal office of Franklin is located at One Franklin Parkway, San Mateo, California 94403.

    Marsico Capital Management, LLC ("Marsico") serves as a Sub-adviser to the International Equity Fund. Marsico is an indirect wholly-owned subsidiary of Bank of America Corporation. As of December 31, 2002, Marsico had approximately $14.77 billion in assets under management. The principal office of Marsico is located at 1200 17th Street, Suite 1300, Denver, Colorado 80202.